Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD CAPITAL APPRECIATION FUND | Class F
Prospectus:
Trading Symbol	HCAFX
THE HARTFORD CAPITAL APPRECIATION FUND | Class R6
Prospectus:
Trading Symbol	ITHVX
THE HARTFORD CAPITAL APPRECIATION FUND | Class R5
Prospectus:
Trading Symbol	ITHTX
THE HARTFORD CAPITAL APPRECIATION FUND | Class R4
Prospectus:
Trading Symbol	ITHSX
THE HARTFORD CAPITAL APPRECIATION FUND | Class R3
Prospectus:
Trading Symbol	ITHRX
THE HARTFORD CAPITAL APPRECIATION FUND | Class I
Prospectus:
Trading Symbol	ITHIX
THE HARTFORD CAPITAL APPRECIATION FUND | Class Y
Prospectus:
Trading Symbol	HCAYX
THE HARTFORD CAPITAL APPRECIATION FUND | Class C
Prospectus:
Trading Symbol	HCACX
THE HARTFORD CAPITAL APPRECIATION FUND | Class A
Prospectus:
Trading Symbol	ITHAX
HARTFORD CORE EQUITY FUND | Class T
Prospectus:
Trading Symbol
HARTFORD CORE EQUITY FUND | Class F
Prospectus:
Trading Symbol	HGIFX
HARTFORD CORE EQUITY FUND | Class R6
Prospectus:
Trading Symbol	HAITX
HARTFORD CORE EQUITY FUND | Class I
Prospectus:
Trading Symbol	HGIIX
HARTFORD CORE EQUITY FUND | Class R5
Prospectus:
Trading Symbol	HGITX
HARTFORD CORE EQUITY FUND | Class R4
Prospectus:
Trading Symbol	HGISX
HARTFORD CORE EQUITY FUND | Class R3
Prospectus:
Trading Symbol	HGIRX
HARTFORD CORE EQUITY FUND | Class Y
Prospectus:
Trading Symbol	HGIYX
HARTFORD CORE EQUITY FUND | Class C
Prospectus:
Trading Symbol	HGICX
HARTFORD CORE EQUITY FUND | Class A
Prospectus:
Trading Symbol	HAIAX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class F
Prospectus:
Trading Symbol	HDGFX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class R6
Prospectus:
Trading Symbol	HDGVX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Prospectus:
Trading Symbol	HDGTX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Prospectus:
Trading Symbol	HDGSX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Prospectus:
Trading Symbol	HDGRX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Prospectus:
Trading Symbol	HDGIX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Prospectus:
Trading Symbol	HDGYX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Prospectus:
Trading Symbol	HDGCX
THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Prospectus:
Trading Symbol	IHGIX
THE HARTFORD EQUITY INCOME FUND | Class F
Prospectus:
Trading Symbol	HQIFX
THE HARTFORD EQUITY INCOME FUND | Class R6
Prospectus:
Trading Symbol	HQIVX
THE HARTFORD EQUITY INCOME FUND | Class R5
Prospectus:
Trading Symbol	HQITX
THE HARTFORD EQUITY INCOME FUND | Class R4
Prospectus:
Trading Symbol	HQISX
THE HARTFORD EQUITY INCOME FUND | Class R3
Prospectus:
Trading Symbol	HQIRX
THE HARTFORD EQUITY INCOME FUND | Class I
Prospectus:
Trading Symbol	HQIIX
THE HARTFORD EQUITY INCOME FUND | Class Y
Prospectus:
Trading Symbol	HQIYX
THE HARTFORD EQUITY INCOME FUND | Class C
Prospectus:
Trading Symbol	HQICX
THE HARTFORD EQUITY INCOME FUND | Class A
Prospectus:
Trading Symbol	HQIAX
THE HARTFORD HEALTHCARE FUND | Class R6
Prospectus:
Trading Symbol	HGHVX
THE HARTFORD HEALTHCARE FUND | Class F
Prospectus:
Trading Symbol	HGHFX
THE HARTFORD HEALTHCARE FUND | Class R5
Prospectus:
Trading Symbol	HGHTX
THE HARTFORD HEALTHCARE FUND | Class R4
Prospectus:
Trading Symbol	HGHSX
THE HARTFORD HEALTHCARE FUND | Class R3
Prospectus:
Trading Symbol	HGHRX
THE HARTFORD HEALTHCARE FUND | Class I
Prospectus:
Trading Symbol	HGHIX
THE HARTFORD HEALTHCARE FUND | Class Y
Prospectus:
Trading Symbol	HGHYX
THE HARTFORD HEALTHCARE FUND | Class C
Prospectus:
Trading Symbol	HGHCX
THE HARTFORD HEALTHCARE FUND | Class A
Prospectus:
Trading Symbol	HGHAX
THE HARTFORD MIDCAP FUND | Class F
Prospectus:
Trading Symbol	HMDFX
THE HARTFORD MIDCAP FUND | Class R6
Prospectus:
Trading Symbol	HFMVX
THE HARTFORD MIDCAP FUND | Class R5
Prospectus:
Trading Symbol	HFMTX
THE HARTFORD MIDCAP FUND | Class R4
Prospectus:
Trading Symbol	HFMSX
THE HARTFORD MIDCAP FUND | Class R3
Prospectus:
Trading Symbol	HFMRX
THE HARTFORD MIDCAP FUND | Class I
Prospectus:
Trading Symbol	HFMIX
THE HARTFORD MIDCAP FUND | Class Y
Prospectus:
Trading Symbol	HMDYX
THE HARTFORD MIDCAP FUND | Class C
Prospectus:
Trading Symbol	HMDCX
THE HARTFORD MIDCAP FUND | Class A
Prospectus:
Trading Symbol	HFMCX
THE HARTFORD MIDCAP VALUE FUND | Class F
Prospectus:
Trading Symbol	HMVFX
THE HARTFORD MIDCAP VALUE FUND | Class R3
Prospectus:
Trading Symbol	HMVRX
THE HARTFORD MIDCAP VALUE FUND | Class I
Prospectus:
Trading Symbol	HMVJX
THE HARTFORD MIDCAP VALUE FUND | Class R5
Prospectus:
Trading Symbol	HMVTX
THE HARTFORD MIDCAP VALUE FUND | Class R4
Prospectus:
Trading Symbol	HMVSX
THE HARTFORD MIDCAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	HMVYX
THE HARTFORD MIDCAP VALUE FUND | Class C
Prospectus:
Trading Symbol	HMVCX
THE HARTFORD MIDCAP VALUE FUND | Class A
Prospectus:
Trading Symbol	HMVAX
HARTFORD SMALL CAP VALUE FUND | Class I
Prospectus:
Trading Symbol	HSEIX
HARTFORD SMALL CAP VALUE FUND | Class R5
Prospectus:
Trading Symbol	HSMTX
HARTFORD SMALL CAP VALUE FUND | Class R4
Prospectus:
Trading Symbol	HSMSX
HARTFORD SMALL CAP VALUE FUND | Class R3
Prospectus:
Trading Symbol	HSMRX
HARTFORD SMALL CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	HSMYX
HARTFORD SMALL CAP VALUE FUND | Class C
Prospectus:
Trading Symbol	HTSCX
HARTFORD SMALL CAP VALUE FUND | Class A
Prospectus:
Trading Symbol	HSMAX
HARTFORD SMALL CAP VALUE FUND | Class R6
Prospectus:
Trading Symbol	HSMVX
HARTFORD SMALL CAP VALUE FUND | Class F
Prospectus:
Trading Symbol	HSMFX
THE HARTFORD SMALL COMPANY FUND | Class F
Prospectus:
Trading Symbol	IHSFX
THE HARTFORD SMALL COMPANY FUND | Class R6
Prospectus:
Trading Symbol	IHSVX
THE HARTFORD SMALL COMPANY FUND | Class R5
Prospectus:
Trading Symbol	IHSUX
THE HARTFORD SMALL COMPANY FUND | Class R4
Prospectus:
Trading Symbol	IHSSX
THE HARTFORD SMALL COMPANY FUND | Class R3
Prospectus:
Trading Symbol	IHSRX
THE HARTFORD SMALL COMPANY FUND | Class I
Prospectus:
Trading Symbol	IHSIX
THE HARTFORD SMALL COMPANY FUND | Class Y
Prospectus:
Trading Symbol	HSCYX
THE HARTFORD SMALL COMPANY FUND | Class C
Prospectus:
Trading Symbol	HSMCX
THE HARTFORD SMALL COMPANY FUND | Class A
Prospectus:
Trading Symbol	IHSAX
Hartford Climate Opportunities Fund | Class F
Prospectus:
Trading Symbol	HEOFX
Hartford Climate Opportunities Fund | Class Y
Prospectus:
Trading Symbol	HEOYX
Hartford Climate Opportunities Fund | Class R6
Prospectus:
Trading Symbol	HEOVX
Hartford Climate Opportunities Fund | Class R5
Prospectus:
Trading Symbol	HEOTX
Hartford Climate Opportunities Fund | Class R4
Prospectus:
Trading Symbol	HEOSX
Hartford Climate Opportunities Fund | Class R3
Prospectus:
Trading Symbol	HEORX
Hartford Climate Opportunities Fund | Class I
Prospectus:
Trading Symbol	HEOIX
Hartford Climate Opportunities Fund | Class C
Prospectus:
Trading Symbol	HEONX
Hartford Climate Opportunities Fund | Class A
Prospectus:
Trading Symbol	HEOMX
Hartford Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	HERVX
Hartford Emerging Markets Equity Fund | Class F
Prospectus:
Trading Symbol	HERFX
Hartford Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	HERCX
Hartford Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	HERAX
Hartford Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	HERYX
Hartford Emerging Markets Equity Fund | Class R5
Prospectus:
Trading Symbol	HERTX
Hartford Emerging Markets Equity Fund | Class R4
Prospectus:
Trading Symbol	HERSX
Hartford Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	HERIX
Hartford Emerging Markets Equity Fund | Class R3
Prospectus:
Trading Symbol	HERRX
Hartford Global Impact Fund | Class F
Prospectus:
Trading Symbol	HGXFX
Hartford Global Impact Fund | Class Y
Prospectus:
Trading Symbol	HGXYX
Hartford Global Impact Fund | Class R6
Prospectus:
Trading Symbol	HGXVX
Hartford Global Impact Fund | Class R5
Prospectus:
Trading Symbol	HGXTX
Hartford Global Impact Fund | Class R4
Prospectus:
Trading Symbol	HGXSX
Hartford Global Impact Fund | Class R3
Prospectus:
Trading Symbol	HGXRX
Hartford Global Impact Fund | Class I
Prospectus:
Trading Symbol	HGXIX
Hartford Global Impact Fund | Class C
Prospectus:
Trading Symbol	HGXCX
Hartford Global Impact Fund | Class A
Prospectus:
Trading Symbol	HGXAX
Hartford International Equity Fund | Class R6
Prospectus:
Trading Symbol	HDVVX
Hartford International Equity Fund | Class F
Prospectus:
Trading Symbol	HDVFX
Hartford International Equity Fund | Class R5
Prospectus:
Trading Symbol	HDVTX
Hartford International Equity Fund | Class R4
Prospectus:
Trading Symbol	HDVSX
Hartford International Equity Fund | Class R3
Prospectus:
Trading Symbol	HDVRX
Hartford International Equity Fund | Class I
Prospectus:
Trading Symbol	HDVIX
Hartford International Equity Fund | Class Y
Prospectus:
Trading Symbol	HDVYX
Hartford International Equity Fund | Class C
Prospectus:
Trading Symbol	HDVCX
Hartford International Equity Fund | Class A
Prospectus:
Trading Symbol	HDVAX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R6
Prospectus:
Trading Symbol	HNCUX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class F
Prospectus:
Trading Symbol	HNCFX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Prospectus:
Trading Symbol	HNCTX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Prospectus:
Trading Symbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Prospectus:
Trading Symbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Prospectus:
Trading Symbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Prospectus:
Trading Symbol	HNCYX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Prospectus:
Trading Symbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Prospectus:
Trading Symbol	HNCAX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class F
Prospectus:
Trading Symbol	IHOFX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R6
Prospectus:
Trading Symbol	IHOVX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	IHOIX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Prospectus:
Trading Symbol	IHOTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Prospectus:
Trading Symbol	IHOSX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Prospectus:
Trading Symbol	IHORX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Prospectus:
Trading Symbol	HAOYX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	HIOCX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	IHOAX
The Hartford International Value Fund | Class R6
Prospectus:
Trading Symbol	HILUX
The Hartford International Value Fund | Class F
Prospectus:
Trading Symbol	HILDX
The Hartford International Value Fund | Class Y
Prospectus:
Trading Symbol	HILYX
The Hartford International Value Fund | Class R5
Prospectus:
Trading Symbol	HILTX
The Hartford International Value Fund | Class R4
Prospectus:
Trading Symbol	HILSX
The Hartford International Value Fund | Class R3
Prospectus:
Trading Symbol	HILRX
The Hartford International Value Fund | Class I
Prospectus:
Trading Symbol	HILIX
The Hartford International Value Fund | Class C
Prospectus:
Trading Symbol	HILCX
The Hartford International Value Fund | Class A
Prospectus:
Trading Symbol	HILAX
The Hartford Emerging Markets Local Debt Fund | Class F
Prospectus:
Trading Symbol	HLDFX
The Hartford Emerging Markets Local Debt Fund | Class Y
Prospectus:
Trading Symbol	HLDYX
The Hartford Emerging Markets Local Debt Fund | Class R5
Prospectus:
Trading Symbol	HLDTX
The Hartford Emerging Markets Local Debt Fund | Class R4
Prospectus:
Trading Symbol	HLDSX
The Hartford Emerging Markets Local Debt Fund | Class R3
Prospectus:
Trading Symbol	HLDRX
The Hartford Emerging Markets Local Debt Fund | Class I
Prospectus:
Trading Symbol	HLDIX
The Hartford Emerging Markets Local Debt Fund | Class C
Prospectus:
Trading Symbol	HLDCX
The Hartford Emerging Markets Local Debt Fund | Class A
Prospectus:
Trading Symbol	HLDAX
THE HARTFORD FLOATING RATE FUND | Class F
Prospectus:
Trading Symbol	HFLFX
THE HARTFORD FLOATING RATE FUND | Class R5
Prospectus:
Trading Symbol	HFLTX
THE HARTFORD FLOATING RATE FUND | Class R4
Prospectus:
Trading Symbol	HFLSX
THE HARTFORD FLOATING RATE FUND | Class R3
Prospectus:
Trading Symbol	HFLRX
THE HARTFORD FLOATING RATE FUND | Class I
Prospectus:
Trading Symbol	HFLIX
THE HARTFORD FLOATING RATE FUND | Class Y
Prospectus:
Trading Symbol	HFLYX
THE HARTFORD FLOATING RATE FUND | Class C
Prospectus:
Trading Symbol	HFLCX
THE HARTFORD FLOATING RATE FUND | Class A
Prospectus:
Trading Symbol	HFLAX
The Hartford Floating Rate High Income Fund | Class F
Prospectus:
Trading Symbol	HFHFX
The Hartford Floating Rate High Income Fund | Class Y
Prospectus:
Trading Symbol	HFHYX
The Hartford Floating Rate High Income Fund | Class R5
Prospectus:
Trading Symbol	HFHTX
The Hartford Floating Rate High Income Fund | Class R4
Prospectus:
Trading Symbol	HFHSX
The Hartford Floating Rate High Income Fund | Class R3
Prospectus:
Trading Symbol	HFHRX
The Hartford Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	HFHIX
The Hartford Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	HFHCX
The Hartford Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	HFHAX
THE HARTFORD HIGH YIELD FUND | Class F
Prospectus:
Trading Symbol	HAHFX
THE HARTFORD HIGH YIELD FUND | Class I
Prospectus:
Trading Symbol	HAHIX
THE HARTFORD HIGH YIELD FUND | Class R5
Prospectus:
Trading Symbol	HAHTX
THE HARTFORD HIGH YIELD FUND | Class R4
Prospectus:
Trading Symbol	HAHSX
THE HARTFORD HIGH YIELD FUND | Class R3
Prospectus:
Trading Symbol	HAHRX
THE HARTFORD HIGH YIELD FUND | Class Y
Prospectus:
Trading Symbol	HAHYX
THE HARTFORD HIGH YIELD FUND | Class C
Prospectus:
Trading Symbol	HAHCX
THE HARTFORD HIGH YIELD FUND | Class A
Prospectus:
Trading Symbol	HAHAX
THE HARTFORD INFLATION PLUS FUND | Class F
Prospectus:
Trading Symbol	HIPFX
THE HARTFORD INFLATION PLUS FUND | Class R5
Prospectus:
Trading Symbol	HIPTX
THE HARTFORD INFLATION PLUS FUND | Class R4
Prospectus:
Trading Symbol	HIPSX
THE HARTFORD INFLATION PLUS FUND | Class R3
Prospectus:
Trading Symbol	HIPRX
THE HARTFORD INFLATION PLUS FUND | Class I
Prospectus:
Trading Symbol	HIPIX
THE HARTFORD INFLATION PLUS FUND | Class Y
Prospectus:
Trading Symbol	HIPYX
THE HARTFORD INFLATION PLUS FUND | Class C
Prospectus:
Trading Symbol	HIPCX
THE HARTFORD INFLATION PLUS FUND | Class A
Prospectus:
Trading Symbol	HIPAX
Hartford Municipal Income Fund | Class F
Prospectus:
Trading Symbol	HMKFX
Hartford Municipal Income Fund | Class I
Prospectus:
Trading Symbol	HMKIX
Hartford Municipal Income Fund | Class C
Prospectus:
Trading Symbol	HMKCX
Hartford Municipal Income Fund | Class A
Prospectus:
Trading Symbol	HMKAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class Y
Prospectus:
Trading Symbol	HHMYX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class F
Prospectus:
Trading Symbol	HHMFX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	HHMIX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	HHMAX
Hartford Municipal Short Duration Fund | Class F
Prospectus:
Trading Symbol	HMJFX
Hartford Municipal Short Duration Fund | Class I
Prospectus:
Trading Symbol	HMJIX
Hartford Municipal Short Duration Fund | Class C
Prospectus:
Trading Symbol	HMJCX
Hartford Municipal Short Duration Fund | Class A
Prospectus:
Trading Symbol	HMJAX
The Hartford Quality Bond Fund | Class F
Prospectus:
Trading Symbol	HQBFX
The Hartford Quality Bond Fund | Class Y
Prospectus:
Trading Symbol	HQBYX
The Hartford Quality Bond Fund | Class R5
Prospectus:
Trading Symbol	HQBTX
The Hartford Quality Bond Fund | Class R4
Prospectus:
Trading Symbol	HQBSX
The Hartford Quality Bond Fund | Class R3
Prospectus:
Trading Symbol	HQBRX
The Hartford Quality Bond Fund | Class I
Prospectus:
Trading Symbol	HQBIX
The Hartford Quality Bond Fund | Class C
Prospectus:
Trading Symbol	HQBCX
The Hartford Quality Bond Fund | Class A
Prospectus:
Trading Symbol	HQBAX
THE HARTFORD SHORT DURATION FUND | Class R6
Prospectus:
Trading Symbol	HSDVX
THE HARTFORD SHORT DURATION FUND | Class F
Prospectus:
Trading Symbol	HSDFX
THE HARTFORD SHORT DURATION FUND | Class R5
Prospectus:
Trading Symbol	HSDTX
THE HARTFORD SHORT DURATION FUND | Class R4
Prospectus:
Trading Symbol	HSDSX
THE HARTFORD SHORT DURATION FUND | Class R3
Prospectus:
Trading Symbol	HSDRX
THE HARTFORD SHORT DURATION FUND | Class I
Prospectus:
Trading Symbol	HSDIX
THE HARTFORD SHORT DURATION FUND | Class Y
Prospectus:
Trading Symbol	HSDYX
THE HARTFORD SHORT DURATION FUND | Class C
Prospectus:
Trading Symbol	HSDCX
THE HARTFORD SHORT DURATION FUND | Class A
Prospectus:
Trading Symbol	HSDAX
THE HARTFORD STRATEGIC INCOME FUND | Class F
Prospectus:
Trading Symbol	HSNFX
THE HARTFORD STRATEGIC INCOME FUND | Class R6
Prospectus:
Trading Symbol	HSNVX
THE HARTFORD STRATEGIC INCOME FUND | Class R5
Prospectus:
Trading Symbol	HSNTX
THE HARTFORD STRATEGIC INCOME FUND | Class R4
Prospectus:
Trading Symbol	HSNSX
THE HARTFORD STRATEGIC INCOME FUND | Class R3
Prospectus:
Trading Symbol	HSNRX
THE HARTFORD STRATEGIC INCOME FUND | Class Y
Prospectus:
Trading Symbol	HSNYX
THE HARTFORD STRATEGIC INCOME FUND | Class A
Prospectus:
Trading Symbol	HSNAX
THE HARTFORD STRATEGIC INCOME FUND | Class I
Prospectus:
Trading Symbol	HSNIX
THE HARTFORD STRATEGIC INCOME FUND | Class C
Prospectus:
Trading Symbol	HSNCX
THE HARTFORD TOTAL RETURN BOND FUND | Class F
Prospectus:
Trading Symbol	ITBFX
THE HARTFORD TOTAL RETURN BOND FUND | Class R6
Prospectus:
Trading Symbol	ITBVX
THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Prospectus:
Trading Symbol	ITBTX
THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Prospectus:
Trading Symbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Prospectus:
Trading Symbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND | Class I
Prospectus:
Trading Symbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Prospectus:
Trading Symbol	HABYX
THE HARTFORD TOTAL RETURN BOND FUND | Class C
Prospectus:
Trading Symbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND | Class A
Prospectus:
Trading Symbol	ITBAX
The Hartford World Bond Fund | Class F
Prospectus:
Trading Symbol	HWDFX
The Hartford World Bond Fund | Class R6
Prospectus:
Trading Symbol	HWDVX
The Hartford World Bond Fund | Class Y
Prospectus:
Trading Symbol	HWDYX
The Hartford World Bond Fund | Class R5
Prospectus:
Trading Symbol	HWDTX
The Hartford World Bond Fund | Class R4
Prospectus:
Trading Symbol	HWDSX
The Hartford World Bond Fund | Class R3
Prospectus:
Trading Symbol	HWDRX
The Hartford World Bond Fund | Class I
Prospectus:
Trading Symbol	HWDIX
The Hartford World Bond Fund | Class C
Prospectus:
Trading Symbol	HWDCX
The Hartford World Bond Fund | Class A
Prospectus:
Trading Symbol	HWDAX
THE HARTFORD BALANCED INCOME FUND | Class F
Prospectus:
Trading Symbol	HBLFX
THE HARTFORD BALANCED INCOME FUND | Class R6
Prospectus:
Trading Symbol	HBLVX
THE HARTFORD BALANCED INCOME FUND | Class R5
Prospectus:
Trading Symbol	HBLTX
THE HARTFORD BALANCED INCOME FUND | Class R4
Prospectus:
Trading Symbol	HBLSX
THE HARTFORD BALANCED INCOME FUND | Class R3
Prospectus:
Trading Symbol	HBLRX
THE HARTFORD BALANCED INCOME FUND | Class I
Prospectus:
Trading Symbol	HBLIX
THE HARTFORD BALANCED INCOME FUND | Class Y
Prospectus:
Trading Symbol	HBLYX
THE HARTFORD BALANCED INCOME FUND | Class C
Prospectus:
Trading Symbol	HBLCX
THE HARTFORD BALANCED INCOME FUND | Class A
Prospectus:
Trading Symbol	HBLAX
Hartford AARP Balanced Retirement Fund | Class R6
Prospectus:
Trading Symbol	HAFVX
Hartford AARP Balanced Retirement Fund | Class F
Prospectus:
Trading Symbol	HAFDX
Hartford AARP Balanced Retirement Fund | Class Y
Prospectus:
Trading Symbol	HAFYX
Hartford AARP Balanced Retirement Fund | Class R5
Prospectus:
Trading Symbol	HAFTX
Hartford AARP Balanced Retirement Fund | Class R4
Prospectus:
Trading Symbol	HAFSX
Hartford AARP Balanced Retirement Fund | Class R3
Prospectus:
Trading Symbol	HAFRX
Hartford AARP Balanced Retirement Fund | Class I
Prospectus:
Trading Symbol	HAFIX
Hartford AARP Balanced Retirement Fund | Class C
Prospectus:
Trading Symbol	HAICX
Hartford AARP Balanced Retirement Fund | Class A
Prospectus:
Trading Symbol	HAFAX
The Hartford Global Real Asset Fund | Class F
Prospectus:
Trading Symbol	HRLFX
The Hartford Global Real Asset Fund | Class C
Prospectus:
Trading Symbol	HRLCX
The Hartford Global Real Asset Fund | Class A
Prospectus:
Trading Symbol	HRLAX
The Hartford Global Real Asset Fund | Class Y
Prospectus:
Trading Symbol	HRLYX
The Hartford Global Real Asset Fund | Class R5
Prospectus:
Trading Symbol	HRLTX
The Hartford Global Real Asset Fund | Class R4
Prospectus:
Trading Symbol	HRLSX
The Hartford Global Real Asset Fund | Class R3
Prospectus:
Trading Symbol	HRLRX
The Hartford Global Real Asset Fund | Class I
Prospectus:
Trading Symbol	HRLIX
Hartford Multi-Asset Income and Growth Fund | Class R6
Prospectus:
Trading Symbol	ITTVX
Hartford Multi-Asset Income and Growth Fund | Class F
Prospectus:
Trading Symbol	ITTFX
Hartford Multi-Asset Income and Growth Fund | Class I
Prospectus:
Trading Symbol	ITTIX
Hartford Multi-Asset Income and Growth Fund | Class R5
Prospectus:
Trading Symbol	ITTTX
Hartford Multi-Asset Income and Growth Fund | Class R4
Prospectus:
Trading Symbol	ITTSX
Hartford Multi-Asset Income and Growth Fund | Class R3
Prospectus:
Trading Symbol	ITTRX
Hartford Multi-Asset Income and Growth Fund | Class Y
Prospectus:
Trading Symbol	IHAYX
Hartford Multi-Asset Income and Growth Fund | Class C
Prospectus:
Trading Symbol	HAFCX
Hartford Multi-Asset Income and Growth Fund | Class A
Prospectus:
Trading Symbol	ITTAX
THE HARTFORD CHECKS AND BALANCES FUND | Class F
Prospectus:
Trading Symbol	HCKFX
THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Prospectus:
Trading Symbol	HCKTX
THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Prospectus:
Trading Symbol	HCKSX
THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Prospectus:
Trading Symbol	HCKRX
THE HARTFORD CHECKS AND BALANCES FUND | Class I
Prospectus:
Trading Symbol	HCKIX
THE HARTFORD CHECKS AND BALANCES FUND | Class C
Prospectus:
Trading Symbol	HCKCX
THE HARTFORD CHECKS AND BALANCES FUND | Class A
Prospectus:
Trading Symbol	HCKAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class F
Prospectus:
Trading Symbol	HCVFX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Prospectus:
Trading Symbol	HCVTX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Prospectus:
Trading Symbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Prospectus:
Trading Symbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Prospectus:
Trading Symbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Prospectus:
Trading Symbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Prospectus:
Trading Symbol	HCVAX
HARTFORD MODERATE ALLOCATION FUND | Class F
Prospectus:
Trading Symbol	HBADX
HARTFORD MODERATE ALLOCATION FUND | Class R5
Prospectus:
Trading Symbol	HBATX
HARTFORD MODERATE ALLOCATION FUND | Class R4
Prospectus:
Trading Symbol	HBASX
HARTFORD MODERATE ALLOCATION FUND | Class R3
Prospectus:
Trading Symbol	HBARX
HARTFORD MODERATE ALLOCATION FUND | Class I
Prospectus:
Trading Symbol	HBAIX
HARTFORD MODERATE ALLOCATION FUND | Class C
Prospectus:
Trading Symbol	HBACX
HARTFORD MODERATE ALLOCATION FUND | Class A
Prospectus:
Trading Symbol	HBAAX
THE HARTFORD GROWTH ALLOCATION FUND | Class F
Prospectus:
Trading Symbol	HRAFX
THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Prospectus:
Trading Symbol	HRATX
THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Prospectus:
Trading Symbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Prospectus:
Trading Symbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND | Class I
Prospectus:
Trading Symbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND | Class C
Prospectus:
Trading Symbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND | Class A
Prospectus:
Trading Symbol	HRAAX